Other employee benefits (Schedule of net benefit liability for other employee benefits (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Employee Benefits [Line Items]
Unfunded benefit obligation	$ 129,616	$ 116,696	$ 93,528
Vacation accrual and other - non-current	3,046	2,888
Net liability	$ 132,662	$ 119,584